September 30, 2025
2025 Quarterly Report (Unaudited)

iShares Municipal Bond Index Fund (BR-MNDX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.1%
Corporate(a) — 4.0%
Black Belt Energy Gas District, RB
Series A, 4.00%, 12/01/52	$1,000	$ 1,022,226
Series B, 4.00%, 10/01/52	500	506,007
Series B, 5.00%, 10/01/55	1,000	1,081,128
Series D, 5.00%, 03/01/55	1,000	1,090,421
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54	500	547,838
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	500	542,070
Southeast Energy Authority A Cooperative District, RB
Series A, 5.25%, 01/01/54	1,000	1,060,041
Series A, 5.00%, 01/01/56	1,000	1,055,751
Series B, 5.25%, 03/01/55	500	534,493
Series C, 5.00%, 10/01/55	1,000	1,090,788
		8,530,763
Transportation — 0.5%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/32	1,000	1,148,898
Utilities — 1.6%
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/32	530	595,404
5.50%, 10/01/53	415	434,497
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 11/01/35	2,250	2,371,573
		3,401,474
Total Municipal Bonds in Alabama		13,081,135
Arizona — 0.3%
Education — 0.2%
Arizona Board of Regents, RB, Series A, Sustainability Bonds, 5.00%, 07/01/54	500	518,088
Health — 0.1%
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	130	134,660
Total Municipal Bonds in Arizona		652,748
California — 14.7%
Corporate(a) — 2.5%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	1,000	1,058,943
Series B-1, Sustainability Bonds, 4.00%, 02/01/52	500	512,481
Series G, Sustainability Bonds, 5.00%, 11/01/55	1,000	1,058,737
Series H, Sustainability Bonds, 5.00%, 01/01/56	1,000	1,115,631
California Municipal Finance Authority, RB, Series A, AMT, 4.10%, 12/01/44	1,000	1,000,446
Central Valley Energy Authority, RB, 5.00%, 12/01/55	500	547,467
		5,293,705
County/City/Special District/School District — 3.0%
California State Public Works Board, Refunding RB, Series B, 5.00%, 10/01/26(b)	15	15,399
El Camino Community College District Fountation, GO, CAB, Series C, Election 2002, 0.00%, 08/01/38(c)	680	421,239
Lodi Unified School District, GO, Series 2020, Election 2016, 3.00%, 08/01/43	975	779,380
Security	Par (000)	Value
County/City/Special District/School District (continued)
Long Beach Community College District, GO, Series E, 5.00%, 08/01/52	$355	$ 377,829
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	931,301
Los Angeles Unified School District, GO
Series B-1, Election 2008, 5.00%, 07/01/33	1,500	1,581,443
Series QRR, Sustainability Bonds, 5.25%, 07/01/49	1,100	1,181,714
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	500	185,974
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	277,867
San Bernardino Community College District, GO, CAB, Series F, Election 2008, 0.00%, 08/01/49(c)	500	146,074
Stockton Unified School District, GO, Series A, Election 2022, (BAM), 5.00%, 08/01/49	500	526,501
		6,424,721
Education — 2.1%
California Educational Facilities Authority, RB(a)
Series V-4, 5.00%, 03/01/55	220	252,116
Series V-5, 5.00%, 03/01/55	255	300,234
California Infrastructure & Economic Development Bank, RB, Series B, 5.00%, 11/01/49	750	758,341
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Sustainability Bonds, 3.25%, 08/01/29	1,000	1,015,671
California State University, Refunding RB, Series A, 4.00%, 11/01/35	500	501,394
University of California, RB, Series CC, 5.00%, 05/15/45	1,500	1,625,719
		4,453,475
Health — 0.2%
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 08/15/51	500	520,297
State — 4.3%
California State Public Works Board, RB, Series A, 5.25%, 04/01/42	1,000	1,108,100
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	235	240,994
Series C, 5.00%, 09/01/28	500	538,838
State of California, Refunding GO
5.00%, 08/01/26	540	542,007
5.00%, 10/01/28	1,000	1,078,016
5.00%, 08/01/31	1,000	1,019,602
5.00%, 09/01/31	565	577,163
4.00%, 09/01/32	250	252,156
3.00%, 10/01/37	825	768,015
5.00%, 08/01/39	1,125	1,257,794
5.00%, 09/01/43	500	538,318
3.00%, 04/01/52	1,000	752,876
Series C, 5.00%, 09/01/28	500	500,941
		9,174,820
Transportation — 1.6%
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 3.00%, 11/15/31(d)	55	54,001
AMT, Subordinate, 3.00%, 05/15/40	1,210	994,464
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	924,225

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	$500	$ 351,840
Series A, (AGM), 0.00%, 01/15/37	1,000	666,667
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2020, Class A, AMT, 5.00%, 05/01/38	455	474,360
		3,465,557
Utilities — 1.0%
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.00%, 01/01/30	320	347,876
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/28	250	266,070
Series A, 5.00%, 07/01/29	835	907,046
Series B, 5.00%, 07/01/38	675	739,167
		2,260,159
Total Municipal Bonds in California		31,592,734
Colorado — 2.4%
County/City/Special District/School District — 0.3%
Adams & Arapahoe Joint School District 28J Aurora, GO, (SAW), 5.50%, 12/01/39	500	583,065
Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,008,571
State — 0.5%
State of Colorado, COP
Series A, 5.00%, 11/01/49	535	558,802
Series N, 4.00%, 03/15/43	500	479,695
		1,038,497
Transportation — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,035,140
Series D, AMT, 5.50%, 11/15/29	1,000	1,103,976
E-470 Public Highway Authority, Refunding RB, Series A, (NPFGC), 0.00%, 09/01/28(c)	500	462,735
		2,601,851
Total Municipal Bonds in Colorado		5,231,984
Connecticut — 1.0%
State — 0.8%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 05/01/36	1,000	1,020,121
State of Connecticut, GO
Series G, Sustainability Bonds, 3.00%, 11/15/42	100	84,012
Series G, Sustainability Bonds, 3.00%, 11/15/43	100	82,445
State of Connecticut, Refunding GO, Series E, 5.00%, 09/01/32	500	572,710
		1,759,288
Transportation — 0.2%
State of Connecticut Special Tax Revenue, RB, Series A, 4.00%, 09/01/36	430	430,793
Total Municipal Bonds in Connecticut		2,190,081
Security	Par (000)	Value
Delaware — 0.5%
Housing — 0.5%
Delaware State Housing Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	$965	$ 1,060,492
District of Columbia — 2.8%
County/City/Special District/School District — 0.1%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 3.00%, 03/01/41	290	247,391
Education — 0.5%
District of Columbia, Refunding RB, 5.00%, 04/01/60(a)	1,000	1,117,885
State — 0.5%
District of Columbia, GO, Series D, 4.00%, 06/01/34	1,000	1,011,227
Transportation — 1.3%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,314,163
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,403,450
		2,717,613
Utilities — 0.4%
District of Columbia Water & Sewer Authority, RB, Subordinate, 3.00%, 10/01/57(a)	1,000	994,075
Total Municipal Bonds in District of Columbia		6,088,191
Florida — 4.5%
County/City/Special District/School District — 2.2%
City of Hollywood Florida, GO, 5.00%, 07/01/47	500	517,826
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,355,951
County of Miami-Dade Florida, Refunding RB, CAB, 0.00%, 10/01/31(c)	250	201,570
Florida Insurance Assistance Interlocal Agency, Inc., Refunding RB
Series A-1, 5.00%, 09/01/26	500	504,652
Series A-1, 5.00%, 09/01/28	500	510,287
Orange County School Board, COP, Series A, 5.00%, 08/01/33	940	1,071,838
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	503,958
		4,666,082
Education — 0.3%
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.25%, 04/01/47	565	593,277
Health — 0.5%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,002,489
Transportation — 1.3%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/26(d)	1,000	1,017,838
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	510,228
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/33	500	513,606
Series A, AMT, 5.00%, 10/01/54	850	853,195
		2,894,867
Utilities — 0.2%
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	500	530,645
Total Municipal Bonds in Florida		9,687,360
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia — 2.1%
Corporate — 1.2%
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	$375	$ 388,017
Series A, 5.00%, 05/01/54(a)	1,000	1,082,414
Series B, 5.00%, 12/01/54(a)	500	544,438
Series D, 5.00%, 04/01/54(a)	500	541,205
		2,556,074
Education — 0.2%
Private Colleges & Universities Authority, Refunding RB, Series A, 5.00%, 09/01/29	410	449,356
State — 0.3%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	655,482
Utilities — 0.4%
Municipal Electric Authority of Georgia, Refunding RB
Class A, Subordinate, (BAM), 5.25%, 01/01/54	500	520,485
Series A, Subordinate, 5.00%, 01/01/36	325	361,340
		881,825
Total Municipal Bonds in Georgia		4,542,737
Illinois — 6.8%
County/City/Special District/School District — 1.0%
City of Chicago Illinois, GO
Series A, 5.50%, 01/01/39	150	153,552
Series A, 5.25%, 01/01/45	600	590,439
City of Chicago Illinois, Refunding GO
Series A, 5.00%, 11/15/25	170	170,462
Series B, 5.00%, 01/01/33	500	532,929
Series B, 5.00%, 01/01/34	675	718,472
		2,165,854
Education — 0.2%
Illinois Finance Authority, Refunding RB, Series A, 5.25%, 05/15/48	450	469,899
Health — 0.5%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,004,047
State — 3.5%
Metropolitan Pier & Exposition Authority, Refunding RB(c)
Series B, (AGM), 0.00%, 06/15/44	1,000	407,348
Series B, (AGM), 0.00%, 06/15/46	1,105	405,810
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/29	1,000	1,077,274
State of Illinois, GO
5.50%, 05/01/30	500	539,774
Series B, 5.00%, 05/01/34	530	595,257
Series C, 5.00%, 11/01/29	1,000	1,044,991
Series D, 5.00%, 11/01/26	500	512,277
State of Illinois, Refunding GO
5.00%, 02/01/32	500	557,096
5.00%, 02/01/39	1,500	1,605,075
Series A, 5.00%, 10/01/28	500	532,960
Series D, 5.00%, 07/01/34	190	208,642
		7,486,504
Transportation — 1.0%
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 4.00%, 01/01/44	1,000	923,789
Security	Par (000)	Value
Transportation (continued)
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	$190	$ 200,159
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 01/01/30	250	269,331
Regional Transportation Authority, RB, Series A, (AGM), 5.75%, 06/01/34	730	833,384
		2,226,663
Utilities — 0.6%
Illinois Finance Authority, RB, Sustainability Bonds, 5.00%, 07/01/36	1,085	1,173,697
Total Municipal Bonds in Illinois		14,526,664
Indiana — 0.5%
County/City/Special District/School District — 0.2%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 06/01/30	400	442,268
Health — 0.3%
Indiana Finance Authority, Refunding RB, 5.25%, 03/01/54	500	517,392
Total Municipal Bonds in Indiana		959,660
Kansas — 0.1%
Health — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/27(d)	155	160,278
Kentucky — 1.7%
Corporate — 0.4%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	25	25,570
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	500	541,738
Louisville/Jefferson County Metropolitan Government, Refunding RB, 2.00%, 10/01/33	400	343,645
		910,953
County/City/Special District/School District — 0.3%
Scott County School District Finance Corp., RB, (BAM), 5.00%, 09/01/41	500	528,544
Housing — 0.3%
Kentucky Housing Corp., RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	500	554,876
Transportation — 0.2%
Kenton County Airport Board, ARB, Series A, AMT, 5.25%, 01/01/54	500	516,676
Utilities — 0.5%
Kentucky Municipal Energy Agency, RB, (AGM), 5.00%, 01/01/50	500	513,251
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series A, 5.00%, 05/15/37	500	560,422
		1,073,673
Total Municipal Bonds in Kentucky		3,584,722

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana — 0.6%
Corporate — 0.6%
Parish of St. John the Baptist Louisiana, Refunding RB, Series C, 3.30%, 06/01/37(a)	$1,250	$ 1,265,882
Maine — 0.2%
Education — 0.2%
Maine Health & Higher Educational Facilities Authority, RB, Series B, 5.25%, 10/01/54	500	519,084
Maryland — 1.6%
Housing — 0.5%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 03/01/54	890	970,225
State — 0.2%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	413,839
Transportation — 0.9%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	405,354
5.00%, 10/01/29	825	845,587
4.00%, 11/01/29	695	695,165
		1,946,106
Total Municipal Bonds in Maryland		3,330,170
Massachusetts — 2.8%
Education — 0.8%
Massachusetts Development Finance Agency, Refunding RB
Series B, 5.00%, 02/15/33	530	616,491
Series B, 5.00%, 02/15/34	455	533,234
Series B, 4.00%, 02/15/36	485	521,788
		1,671,513
Health — 0.5%
Massachusetts Development Finance Agency, RB
Series M, 5.00%, 07/01/32	500	563,191
Series M, 5.00%, 07/01/34	500	564,415
		1,127,606
State — 1.5%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 02/01/48	1,000	754,357
Series E, 4.00%, 04/01/46	530	486,899
Series G, 4.00%, 09/01/32	1,325	1,334,632
Commonwealth of Massachusetts, Refunding GOL, Series A, (AMBAC), 5.50%, 08/01/30	500	563,563
		3,139,451
Total Municipal Bonds in Massachusetts		5,938,570
Michigan — 2.5%
Education — 0.3%
University of Michigan, Refunding RB, 5.00%, 04/01/26(d)	585	591,977
Health — 0.5%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,031,091
Security	Par (000)	Value
Housing — 0.6%
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 06/01/55	$1,000	$ 1,102,812
Michigan State Housing Development Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 06/01/54	220	236,429
		1,339,241
State — 0.6%
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/30	250	256,034
Series I, 5.00%, 10/15/32	250	255,517
Series I, 3.00%, 10/15/51	1,000	752,085
		1,263,636
Utilities — 0.5%
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 07/01/32	1,000	1,145,567
Total Municipal Bonds in Michigan		5,371,512
Minnesota — 0.5%
Housing — 0.5%
Minnesota Housing Finance Agency, RB, S/F Housing, Series U, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	985	1,110,469
Missouri — 0.5%
Health — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.00%, 06/01/28	105	111,138
Housing — 0.5%
Missouri Housing Development Commission, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 5.50%, 05/01/55	960	1,035,427
Total Municipal Bonds in Missouri		1,146,565
Nevada — 0.2%
County/City/Special District/School District — 0.2%
Washoe County School District, GOL, Series A, 4.00%, 10/01/54	490	441,925
New Hampshire — 0.5%
Housing — 0.3%
New Hampshire Housing Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.50%, 01/01/56	500	571,374
Utilities — 0.2%
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.50%, 06/01/55	500	520,801
Total Municipal Bonds in New Hampshire		1,092,175
New Jersey — 3.6%
Education — 0.9%
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/64(a)	1,000	1,114,690
Series A1, 5.00%, 03/01/36	650	745,910
		1,860,600
Health — 0.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	904,327
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 1.4%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	$770	$ 807,865
New Jersey Transportation Trust Fund Authority, RB, Series A, 0.00%, 12/15/32(c)	250	198,438
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	530	309,678
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,611,671
		2,927,652
Transportation — 0.9%
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(d)	175	189,319
Series AA, 3.00%, 06/15/50	1,000	738,038
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 12/15/31	1,000	1,029,424
		1,956,781
Total Municipal Bonds in New Jersey		7,649,360
New York — 16.5%
County/City/Special District/School District — 4.5%
City of New York, GO
Series C, 4.00%, 08/01/40	1,840	1,821,485
Series D-1, 5.00%, 12/01/35	500	527,207
Series D-1, 4.00%, 12/01/41	1,000	970,518
City of New York, Refunding GO
Series B-1, 5.00%, 08/01/31	1,000	1,127,649
Sub-Series F-1, 5.00%, 08/01/27	380	397,969
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	329,813
New York City Industrial Development Agency, Refunding RB
(AGM), 5.00%, 03/01/30	360	394,511
(AGM), 4.00%, 03/01/45	300	278,296
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/36	500	522,990
Subordinate, 4.00%, 05/01/42	1,000	962,394
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series E-1, Subordinate, 5.00%, 11/01/28	205	220,645
New York City Transitional Finance Authority, RB
Series B, Subordinate, 5.00%, 05/01/35	170	191,747
Sub-Series A, Subordinate, 5.00%, 05/01/32	950	1,082,540
New York City Transitional Finance Authority, Refunding RB
Series G-1, Subordinate, 5.00%, 11/01/28	240	258,316
Series J-1, Subordinate, 5.00%, 11/01/30	305	341,857
New York State Dormitory Authority, RB, Class A, (AGM SAW), 5.00%, 10/01/30	230	258,057
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 09/15/28(d)	5	5,365
		9,691,359
Education — 0.5%
New York State Dormitory Authority, RB, Series A, 4.00%, 07/01/41	1,000	977,779
State — 4.2%
Empire State Development Corp., RB, Series A, Class A, 4.00%, 03/15/47	1,000	927,652
Empire State Development Corp., Refunding RB
Series A, 5.00%, 03/15/39	1,000	1,051,288
Series E, 3.00%, 03/15/47	715	546,913
Security	Par (000)	Value
State (continued)
Empire State Development Corp., Refunding RB (continued)
Series E, 3.00%, 03/15/50	$1,130	$ 834,580
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,468,571
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	772,584
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/43	500	471,248
Series A, 3.00%, 03/15/51	1,000	719,240
Series D, 4.00%, 02/15/47	1,000	935,538
Series E, 3.00%, 03/15/41	1,500	1,254,864
		8,982,478
Transportation — 6.5%
Metropolitan Transportation Authority, RB, Series A-1, Sustainability Bonds, 4.00%, 11/15/48	500	443,337
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/44	1,000	1,042,678
Series B, 5.00%, 11/15/37	1,075	1,088,913
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	942,195
Series B, Subordinate, 4.00%, 01/01/50	1,000	906,629
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/49	100	100,884
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,000	1,009,087
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,000	1,026,629
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	2,000	2,041,412
Port Authority of New York & New Jersey, Refunding ARB
Series 238, AMT, 5.00%, 07/15/36	1,545	1,672,170
Series 238, AMT, 5.00%, 07/15/37	280	300,456
Triborough Bridge & Tunnel Authority, RB
Class A, 5.00%, 12/01/44	500	526,733
Series A, 4.00%, 11/15/42	215	203,717
Series A, 5.25%, 12/01/54	640	674,438
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,011,624
Series B, 5.00%, 11/15/38	1,000	1,022,284
		14,013,186
Utilities — 0.8%
Long Island Power Authority, RB, Series B, 3.00%, 09/01/55(a)	465	462,599
Long Island Power Authority, Refunding RB, Series A, 5.00%, 09/01/42	240	256,989
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/50	1,000	913,984
		1,633,572
Total Municipal Bonds in New York		35,298,374
North Carolina — 0.8%
Housing — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 55A, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	1,000	1,105,332

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation(c) — 0.3%
North Carolina Turnpike Authority, RB, Series B, (AGM), 0.00%, 01/01/34	$500	$ 375,734
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	313,727
		689,461
Total Municipal Bonds in North Carolina		1,794,793
North Dakota — 0.5%
Housing — 0.5%
North Dakota Housing Finance Agency, RB, S/F Housing, Series D, Sustainability Bonds, 6.00%, 07/01/55	1,000	1,115,818
Ohio — 1.0%
Corporate — 0.5%
Ohio Air Quality Development Authority, Refunding RB, Series A, AMT, 4.25%, 11/01/39(a)	1,000	1,020,706
Utilities — 0.5%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,086,101
Total Municipal Bonds in Ohio		2,106,807
Oklahoma — 0.3%
Utilities — 0.3%
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 06/01/42	500	534,712
Pennsylvania — 4.9%
County/City/Special District/School District — 0.4%
County of Allegheny Pennsylvania, GO, Series C-80, 5.00%, 12/01/49	250	260,073
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	500	516,659
		776,732
Health — 1.4%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,005,956
Northampton County General Purpose Authority, Refunding RB, Series A2, 5.00%, 08/15/34	975	1,083,819
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,014,745
		3,104,520
State — 1.2%
Commonwealth of Pennsylvania, GO
5.00%, 10/01/31	1,000	1,130,307
5.00%, 10/01/40	500	535,176
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 12/31/38	1,000	1,003,082
		2,668,565
Transportation — 1.7%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	835	869,575
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	130,565
Pennsylvania Economic Development Financing Authority, RB, AMT, (AGM), 5.00%, 12/31/57	750	755,213
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,010,406
Security	Par (000)	Value
Transportation (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, 4.00%, 12/01/46	$425	$ 387,820
Series A, Subordinate, 4.00%, 12/01/50	480	424,461
		3,578,040
Utilities — 0.2%
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	305	319,210
Total Municipal Bonds in Pennsylvania		10,447,067
Rhode Island — 0.1%
Housing — 0.1%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 81-A, Sustainability Bonds, (GNMA), 5.45%, 10/01/53	175	182,376
South Carolina — 1.1%
Housing — 0.3%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	495	565,376
Utilities — 0.8%
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	500	531,569
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	723,321
Series A, 5.25%, 12/01/50	400	415,907
Series B, 5.00%, 12/01/28	40	43,037
		1,713,834
Total Municipal Bonds in South Carolina		2,279,210
Texas — 7.9%
Corporate — 0.4%
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	500	537,870
Texas Municipal Gas Acquisition and Supply Corp. I, RB, Series D, Senior Lien, 6.25%, 12/15/26	255	260,388
		798,258
County/City/Special District/School District — 2.3%
Dallas County Utility & Reclamation District, Refunding GO, 5.00%, 02/15/28	500	526,722
Dallas Independent School District, GO, Series A-5, (PSF), 5.00%, 02/15/55(a)	500	546,897
Denton Independent School District, GO, Series B2, (PSF), 4.00%, 08/15/55(a)	230	245,169
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 5.25%, 08/15/50	1,115	1,194,014
Grayson County Junior College District, GOL, 4.00%, 02/15/49	500	455,823
Leander Independent School District, Refunding GO, CAB, Series A, (PSF), 0.00%, 08/15/35(c)	210	147,424
Northwest Independent School District, GO, Series A, (PSF), 5.00%, 02/15/49	250	259,304
Prosper Independent School District, GO, Series A, (PSF), 4.00%, 02/15/54	500	452,354
Spring Independent School District, Refunding GO, (PSF), 5.25%, 08/15/49	1,000	1,070,927
		4,898,634
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education — 0.9%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	$400	$ 419,369
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/35	310	361,207
Brazos Higher Education Authority, Inc., RB, Series 1A, AMT, 5.13%, 04/01/43	415	432,688
Houston Higher Education Finance Corp., Refunding RB, 5.00%, 05/15/34	500	576,227
Texas Tech University System, Refunding RB, Series A, 4.25%, 02/15/55	250	234,265
		2,023,756
Health — 0.1%
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/51(a)	120	133,686
Transportation — 2.1%
Central Texas Turnpike System, RB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	234,413
Central Texas Turnpike System, Refunding RB
Series C, 5.00%, 08/15/33	500	567,240
Series C, 5.00%, 08/15/41	250	266,072
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,285,939
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	445,082
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,029,885
Series B, 5.00%, 01/01/34	160	182,723
Series D, (AGM), 0.00%, 01/01/28(c)	100	93,665
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	455	467,703
		4,572,722
Utilities — 2.1%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	997,856
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	886,033
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,187,050
Series A, 4.00%, 10/15/41	475	470,737
Series A, 5.00%, 10/15/53	910	947,093
		4,488,769
Total Municipal Bonds in Texas		16,915,825
Utah — 0.9%
Housing — 0.8%
Utah Housing Corp., RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	490	549,148
Series G, (FHLMC, FNMA, GNMA), 6.25%, 07/01/55	965	1,083,955
		1,633,103
Transportation — 0.1%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48	315	324,116
Total Municipal Bonds in Utah		1,957,219
Security	Par (000)	Value
Virginia — 2.0%
Health — 0.5%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	$1,000	$ 962,591
State — 0.2%
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/28	500	529,842
Transportation — 1.3%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 05/15/34	580	674,010
Series A, 5.00%, 05/15/31	1,000	1,050,214
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 5.00%, 07/01/36	1,000	1,048,279
		2,772,503
Total Municipal Bonds in Virginia		4,264,936
Washington — 2.1%
State — 0.5%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,006,098
Transportation — 1.3%
County of Spokane Washington Airport Revenue, ARB, Series B, AMT, 5.25%, 01/01/54	925	946,342
Port of Seattle Wasington, Refunding ARB
AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	896,282
Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	1,000	1,042,247
		2,884,871
Utilities — 0.3%
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, RB, Series B, 3.00%, 09/01/52	500	364,019
Energy Northwest, Refunding RB, Series A, 5.00%, 07/01/39	260	288,048
		652,067
Total Municipal Bonds in Washington		4,543,036
Wisconsin — 2.4%
Health — 1.2%
Wisconsin Health & Educational Facilities Authority, RB, 5.25%, 08/15/55	1,000	1,026,335
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 08/15/30	500	549,721
Series A, 5.00%, 11/15/39	1,000	1,005,541
		2,581,597
Housing — 0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/55	985	1,082,988

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 0.7%
Public Finance Authority, RB
AMT, 5.75%, 06/30/60	$250	$ 257,042
AMT, 5.75%, 12/31/65	1,200	1,233,800
		1,490,842
Total Municipal Bonds in Wisconsin		5,155,427
Total Long-Term Investments — 97.0% (Cost: $211,826,203)		207,820,098

	Shares
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.90%(e)(f)	3,732,295	3,732,668
Total Short-Term Securities — 1.7% (Cost: $3,732,668)		3,732,668
Total Investments — 98.7% (Cost: $215,558,871)		211,552,766
Other Assets Less Liabilities — 1.3%		2,729,988
Net Assets — 100.0%		$ 214,282,754

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,193,006	$ 1,539,662 (a)	$ —	$ —	$ —	$ 3,732,668	3,732,295	$ 67,708	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 207,820,098	$ —	$ 207,820,098
Short-Term Securities
Money Market Funds	3,732,668	—	—	3,732,668
	$3,732,668	$207,820,098	$—	$211,552,766

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
SAW	State Aid Withholding